Schedule of debt maturities (Details)	Dec. 31, 2024 USD ($)
Shareholder Loans Payable [Member]
Short-Term Debt [Line Items]
2025	$ 50,057,013
2027
2028
2029
Thereafter
Debt maturities	50,057,013
Short-Term Debt [Member]
Short-Term Debt [Line Items]
2025	558,206
2026
2027
2028
2029
Thereafter
Debt maturities	558,206
Shareholder Convertible Loans At Fair Value [Member]
Short-Term Debt [Line Items]
2025	22,560,124
2026
2027
2028
2029
Thereafter
Debt maturities	$ 22,560,124